SCHEDULE OF ESTIMATED QUANTITIES OF PROVED RESERVES (Details) - bbl	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Reserve Quantities [Line Items]
Total Net Proved Developed	35,597	169,688
Net Proved Undeveloped
Total Net Proved	35,597	169,688	462,914
Producing [Member]
Reserve Quantities [Line Items]
Total Net Proved Developed	35,597	169,688
Non Producing [Member]
Reserve Quantities [Line Items]
Total Net Proved Developed